AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2025
	Shares	Value
Common Stocks - 98.4%
Communication Services - 3.4%
Atlanta Braves Holdings, Inc., Class C*	118,211	$4,580,676
Warner Music Group Corp., Class A	223,621	7,111,148

Total Communication Services		11,691,824
Consumer Discretionary - 15.4%
Carnival Corp.*	125,740	3,479,226
Expedia Group, Inc.*	40,920	6,995,274
Genuine Parts Co.	56,833	6,606,836
LGI Homes, Inc.*	65,168	5,818,199
Lithia Motors, Inc.	38,646	14,534,761
LKQ Corp.	222,027	8,301,589
Lululemon Athletica, Inc. (Canada)*	18,944	7,846,605

Total Consumer Discretionary		53,582,490
Consumer Staples - 12.8%
Albertsons Cos., Inc., Class A	259,916	5,211,316
BJ's Wholesale Club Holdings, Inc.*	134,126	13,285,180
Casey's General Stores, Inc.	21,931	9,249,838
The Estee Lauder Cos., Inc., Class A	63,246	5,276,614
The Kroger Co.	185,654	11,443,712

Total Consumer Staples		44,466,660
Energy - 2.6%
Delek US Holdings, Inc.	143,219	2,557,891
Tidewater, Inc.*	55,317	3,048,520
Valaris, Ltd.*	73,504	3,523,782

Total Energy		9,130,193
Financials - 15.9%
Brookfield Asset Management, Ltd., Class A (Canada)	104,573	6,256,603
Fairfax Financial Holdings, Ltd. (Canada)	10,609	14,322,256
Global Payments, Inc.	63,653	7,183,241
Voya Financial, Inc.	50,668	3,596,921
WEX, Inc.*	43,951	8,082,149
Willis Towers Watson PLC (United Kingdom)	48,497	15,982,914

Total Financials		55,424,084
Health Care - 10.1%
Centene Corp.*	101,541	6,501,670
GE HealthCare Technologies, Inc.	96,995	8,564,659
Humana, Inc.	13,640	3,999,657
Labcorp Holdings, Inc.	50,771	12,682,596
Smith & Nephew PLC, Sponsored ADR (United Kingdom)[1]	139,849	3,549,368

Total Health Care		35,297,950
	Shares	Value
Industrials - 27.9%
AerCap Holdings, N.V. (Ireland)	70,473	$6,737,219
API Group Corp.*	272,798	10,407,244
CACI International, Inc., Class A*	21,218	8,195,665
Carlisle Cos., Inc.	11,344	4,418,034
CNH Industrial, N.V. (United Kingdom)	604,702	7,788,562
Delta Air Lines, Inc.	84,113	5,658,282
Expeditors International of Washington, Inc.	88,659	10,069,889
Ferguson Enterprises, Inc.	19,702	3,568,426
Huntington Ingalls Industries, Inc.	37,889	7,473,984
McGrath RentCorp	71,988	8,830,768
Rentokil Initial PLC, Sponsored ADR (United Kingdom)	132,610	3,321,881
Robert Half, Inc.	118,212	7,658,955
SS&C Technologies Holdings, Inc.	117,455	9,507,982
Valmont Industries, Inc.	10,609	3,519,642

Total Industrials		97,156,533
Materials - 1.2%
Warrior Met Coal, Inc.	78,808	4,158,698
Real Estate - 7.3%
Alexandria Real Estate Equities, Inc., REIT	53,802	5,237,625
Howard Hughes Holdings, Inc.*	88,659	6,770,888
Mid-America Apartment Communities, Inc., REIT	56,075	8,555,923
The St. Joe Co.	101,541	4,884,122

Total Real Estate		25,448,558
Utilities - 1.8%
Talen Energy Corp.*	28,666	6,356,112

Total Common Stocks (Cost $292,579,533)		342,713,102

	Principal Amount
Short-Term Investments - 1.8%
Joint Repurchase Agreements - 0.0%#,[2]
Daiwa Capital Markets America, dated 01/31/25, due 02/03/25, 4.350% total to be received $82,902 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 02/13/25 - 02/01/55, totaling $84,529)	$82,872	82,872
Repurchase Agreements - 1.8%
Fixed Income Clearing Corp., dated 01/31/25, due 02/03/25, 4.100% total to be received $6,147,100 (collateralized by a U.S. Treasury Note, 4.250%, 03/15/27, totaling $6,267,982)	6,145,000	6,145,000

Total Short-Term Investments (Cost $6,227,872)		6,227,872

AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
Value

Total Investments - 100.2% (Cost $298,807,405)	$348,940,974
Other Assets, less Liabilities - (0.2)%	(691,862)
Net Assets - 100.0%	$348,249,112

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of this security, amounting to $76,140 or less than 0.05% of net assets, was out on loan to various borrowers and is collateralized by cash. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$342,713,102	—	—	$342,713,102
Short-Term Investments
Joint Repurchase Agreements	—	$82,872	—	82,872
Repurchase Agreements	—	6,145,000	—	6,145,000
Total Investments in Securities	$342,713,102	$6,227,872	—	$348,940,974

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$76,140	$82,872	—	$82,872
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.